THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.4%

	Shares	Value
CHINA — 3.3%
NetEase ADR	94,403	$8,777,591

GERMANY — 3.2%
Beiersdorf	82,221	8,459,101

IRELAND — 3.0%
ICON *	32,949	7,948,946

NETHERLANDS — 5.9%
ASML Holding	27,753	15,913,791

SOUTH KOREA — 1.7%
Samsung Electronics GDR	3,760	4,442,768

SWITZERLAND — 7.9%
Nestle	94,797	11,608,512
Roche Holding	28,461	9,443,724

		21,052,236

UNITED KINGDOM — 1.8%
St. James’s Place	326,904	4,906,822

UNITED STATES — 70.6%

Communication Services — 4.8%
Electronic Arts	61,916	8,125,237
Fox	143,424	4,748,768

		12,874,005

Consumer Discretionary — 4.3%
Booking Holdings *(a)	5,897	11,414,764

Consumer Staples — 8.5%
Estee Lauder, Cl A	38,662	10,558,592
Philip Morris International (a)	124,812	12,125,486

		22,684,078

Financials — 13.5%
Charles Schwab	76,401	5,275,489
FactSet Research Systems	16,236	6,976,285
Moody’s	49,705	15,420,976

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Financials (continued)
S&P Global	22,261	$8,390,839

		36,063,589

Health Care — 7.2%
Becton Dickinson	37,086	9,060,481
Johnson & Johnson	59,216	10,334,376

		19,394,857

Information Technology — 32.3%
Autodesk *	43,167	9,337,885
Automatic Data Processing	32,070	7,732,718
Check Point Software Technologies *	51,820	6,456,772
Intuit	27,765	12,665,560
Microsoft	56,917	15,978,879
VeriSign *	58,797	11,122,041
Visa, Cl A (a)	108,500	23,013,935

		86,307,790

		188,739,083

Total Common Stock (Cost $240,202,680)		260,240,338

Total Investments — 97.4% (Cost $240,202,680)		$260,240,338

Percentages are based on Net Assets of $267,112,653.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE FUND JULY 31, 2022 (Unaudited)

The following is a summary of the level of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China	$8,777,591	$—	$—	$8,777,591
Germany	—	8,459,101	—	8,459,101
Ireland	7,948,946	—	—	7,948,946
Netherlands	—	15,913,791	—	15,913,791
South Korea	4,442,768	—	—	4,442,768
Switzerland	—	21,052,236	—	21,052,236
United Kingdom	—	4,906,822	—	4,906,822
United States	188,739,083	—	—	188,739,083

Total Investments in Securities	$209,908,388	$50,331,950	$—	$260,240,338

Amounts designated as “—“ are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

INV-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE INTERNATIONAL FRANCHISE FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.5%

	Shares	Value
AUSTRALIA — 5.4%
CSL	232	$47,178
REA Group	438	38,592

		85,770

CANADA — 4.3%
Constellation Software	40	68,002

CHINA — 6.1%
Hangzhou Tigermed Consulting, Cl H	2,500	25,966
Kweichow Moutai, Cl A	100	28,175
NetEase	2,300	43,026

		97,167

FRANCE — 8.9%
EssilorLuxottica	422	66,007
Hermes International	26	35,587
L’Oreal	109	41,111

		142,705

GERMANY — 7.8%
Beiersdorf	388	39,919
SAP	505	46,992
Siemens Healthineers	740	37,831

		124,742

HONG KONG — 2.6%
AIA Group	4,200	42,196

IRELAND — 3.2%
ICON *	215	51,869

NETHERLANDS — 9.5%
ASML Holding	133	76,264
Heineken	330	32,457
Wolters Kluwer	401	43,447

		152,168

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE INTERNATIONAL FRANCHISE FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SWEDEN — 4.0%
Swedish Match	6,127	$63,933

SWITZERLAND — 13.7%
Alcon	743	58,443
Lonza Group	66	40,089
Nestle	603	73,841
Roche Holding	139	46,122

		218,495

TAIWAN — 2.6%
Taiwan Semiconductor Manufacturing ADR	462	40,878

UNITED KINGDOM — 10.6%
Experian	1,149	40,200
InterContinental Hotels Group	434	25,706
London Stock Exchange Group	520	50,711
Reckitt Benckiser Group	659	53,415

		170,032

UNITED STATES — 16.8%
Accenture, Cl A	172	52,677
Check Point Software Technologies *	241	30,028
Estee Lauder, Cl A	110	30,041
Mastercard, Cl A	294	104,014
Philip Morris International (a)	538	52,267

		269,027

Total Common Stock (Cost $1,711,480)		1,526,984

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE INTERNATIONAL FRANCHISE FUND JULY 31, 2022 (Unaudited)

PREFERRED STOCK — 1.6%

	Shares	Value
GERMANY — 1.6%
Sartorius (b)
(Cost $25,739)	59	$26,329

Total Investments — 97.1%
(Cost $1,737,219)		$1,553,313

Percentages are based on Net Assets of $1,599,015.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.
(b)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock

Australia	$—	$85,770	$—	$85,770

Canada	68,002	—	—	68,002

China	—	97,167	—	97,167

France	—	142,705	—	142,705

Germany	—	124,742	—	124,742

Hong Kong	—	42,196	—	42,196

Ireland	51,869	—	—	51,869

Netherlands	—	152,168	—	152,168

Sweden	—	63,933	—	63,933

Switzerland	—	218,495	—	218,495

Taiwan	40,878	—	—	40,878

United Kingdom	—	170,032	—	170,032

United States	269,027	—	—	269,027

Preferred Stock

Germany	—	26,329	—	26,329

Total Investments in Securities	$429,776	$1,123,537	$—	$1,553,313

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE INTERNATIONAL FRANCHISE FUND JULY 31, 2022 (Unaudited)

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

INV-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.5%

	Shares	Value
BRAZIL — 3.2%
Atacadao	277,587	$996,484
Porto Seguro	231,907	821,794
Vale ADR, Cl B	141,104	1,899,260

		3,717,538

CHINA — 26.3%

Communication Services — 4.7%
NetEase	183,100	3,425,210
Tencent Holdings	54,100	2,090,900

		5,516,110

Consumer Discretionary — 5.7%
Alibaba Group Holding *	355,936	4,001,955
Bosideng International Holdings	2,344,000	1,368,073
Haier Smart Home, Cl H	403,400	1,291,086

		6,661,114

Consumer Staples — 3.2%
Inner Mongolia Yili Industrial Group, Cl A	249,833	1,329,127
Kweichow Moutai, Cl A	3,339	940,768
Tsingtao Brewery, Cl H	158,000	1,543,359

		3,813,254

Financials — 4.1%
China Construction Bank, Cl H	3,055,000	1,950,956
East Money Information, Cl A	433,503	1,435,838
Ping An Insurance Group of China, Cl H	262,500	1,542,723

		4,929,517

Industrials — 3.0%
CITIC	1,345,000	1,454,729
Contemporary Amperex Technology, Cl A	15,496	1,177,420
Hongfa Technology, Cl A	150,886	920,900

		3,553,049

Materials — 1.2%
Zijin Mining Group, Cl H	1,194,000	1,399,144

Utilities — 4.4%
China Longyuan Power Group, Cl H	1,361,000	2,186,530
China Resources Gas Group	286,000	1,200,180
ENN Energy Holdings	113,300	1,848,217

		5,234,927

		31,107,115

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HONG KONG — 5.1%
AIA Group	224,400	$2,254,469
Hong Kong Exchanges & Clearing	31,200	1,431,782
Pacific Basin Shipping	1,932,000	923,952
WH Group	1,926,623	1,459,104

		6,069,307

HUNGARY — 0.4%
Richter Gedeon Nyrt	24,687	504,792

INDIA — 12.9%
Gland Pharma *	17,884	511,593
HDFC Bank	73,562	1,343,321
Hindustan Aeronautics	20,885	533,732
Infosys ADR	149,973	2,922,974
ITC	603,019	2,312,524
LIC Housing Finance	145,806	713,539
Mahindra & Mahindra	62,116	916,522
Muthoot Finance	76,099	1,027,109
Reliance Industries *	113,132	3,598,088
Tech Mahindra	106,047	1,410,152

		15,289,554

INDONESIA — 1.9%
Bank Central Asia	2,851,900	1,418,137
Telkom Indonesia Persero	2,652,500	757,607

		2,175,744

MALAYSIA — 1.3%
CIMB Group Holdings	999,600	1,171,096
My EG Services	2,157,700	376,634

		1,547,730

MEXICO — 3.9%
Grupo Mexico	341,485	1,355,005
Ternium ADR (a)	27,582	977,230
Wal-Mart de Mexico	609,494	2,218,492

		4,550,727

NETHERLANDS — 1.0%
OCI	32,813	1,136,481

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
POLAND — 0.4%
Powszechna Kasa Oszczednosci Bank Polski *	81,873	$463,325

PORTUGAL — 0.6%
Jeronimo Martins SGPS	32,004	739,055

QATAR — 0.8%
Qatar National Bank QPSC	172,721	956,692

RUSSIA — 0.0%
Moscow Exchange MICEX-RTS PJSC (b)	491,250	23,189

SAUDI ARABIA — 3.9%
Leejam Sports JSC	32,297	970,632
Saudi Arabian Oil	116,853	1,248,857
Saudi National Bank	128,316	2,408,716

		4,628,205

SOUTH AFRICA — 6.4%
Anglo American (a)	52,209	1,885,694
Anglo American Platinum	351	26,862
Bidcorp	79,907	1,467,732
FirstRand	343,609	1,356,025
Naspers, Cl N	16,685	2,351,790
Netcare	557,778	510,021

		7,598,124

SOUTH KOREA — 10.6%
Kia	24,677	1,544,963
Korea Zinc	2,558	940,409
LG	14,098	879,937
LG Energy Solution *	3,373	1,099,878
POSCO	3,644	680,546
Samsung Electronics	139,433	6,600,084
Samsung Life Insurance	16,276	760,852

		12,506,669

TAIWAN — 14.0%
Fubon Financial Holding	763,331	1,433,850
Hon Hai Precision Industry	509,000	1,860,266
MediaTek	87,000	2,004,487

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
TAIWAN (continued)
Taiwan Semiconductor Manufacturing	598,000	$10,255,441
Yageo	90,000	1,039,146

		16,593,190

TURKEY — 0.2%
TAV Havalimanlari Holding *	68,407	214,944

UNITED ARAB EMIRATES — 1.5%
Abu Dhabi Commercial Bank PJSC	381,779	948,948
Emaar Properties PJSC	564,872	847,711

		1,796,659

UNITED KINGDOM — 1.2%
Mondi	73,368	1,391,293

UNITED STATES — 0.9%
Mosaic	20,848	1,097,856

Total Common Stock (Cost $126,862,714)		114,108,189

Total Investments — 96.5% (Cost $126,862,714)		$114,108,189

Percentages are based on Net Assets of $118,287,837.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.
(b)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

JSC — Joint-Stock Company

MICEX-RTS — Moscow Interbank Currency Exchange-Russian Trading System

Nyrt — Hungarian Public Limited Company

PJSC — Public Joint-Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JULY 31, 2022 (Unaudited)

The following is a summary of the level of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 ^	Total
Common Stock
Brazil	$3,717,538	$—	$—	$3,717,538
China	—	31,107,115	—	31,107,115
Hong Kong	—	6,069,307	—	6,069,307
Hungary	—	504,792	—	504,792
India	2,922,974	12,366,580	—	15,289,554
Indonesia	—	2,175,744	—	2,175,744
Malaysia	—	1,547,730	—	1,547,730
Mexico	4,550,727	—	—	4,550,727
Netherlands	—	1,136,481	—	1,136,481
Poland	—	463,325	—	463,325
Portugal	—	739,055	—	739,055
Qatar	—	956,692	—	956,692
Russia	—	—	23,189	23,189
Saudi Arabia	—	4,628,205	—	4,628,205
South Africa	1,467,732	6,130,392	—	7,598,124
South Korea	—	12,506,669	—	12,506,669
Taiwan	—	16,593,190	—	16,593,190
Turkey	—	214,944	—	214,944
United Arab Emirates	—	1,796,659	—	1,796,659
United Kingdom	—	1,391,293	—	1,391,293
United States	1,097,856	—	—	1,097,856

Total Investments in Securities	$13,756,827	$100,328,173	$23,189	$114,108,189

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

Amounts designated as “—“ are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

NV-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL ENVIRONMENT FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.9%

	Shares	Value
AUSTRALIA — 4.1%
Brambles	184,808	$1,485,544

CHINA — 17.6%
Sungrow Power Supply, Cl A	69,789	1,286,135
Wuxi Lead Intelligent Equipment, Cl A	191,893	1,700,134
Xinyi Solar Holdings	890,000	1,511,942
Zhejiang Sanhua Intelligent Controls, Cl A	368,989	1,783,371

		6,281,582

DENMARK — 11.6%
Novozymes, Cl B	27,543	1,755,058
Orsted	15,055	1,748,272
Vestas Wind Systems	24,983	655,006

		4,158,336

GERMANY — 3.4%
Infineon Technologies	44,281	1,211,531

SPAIN — 4.0%
Iberdrola	133,671	1,424,049

TAIWAN — 4.1%
Voltronic Power Technology	30,000	1,473,517

UNITED KINGDOM — 4.9%
Croda International	19,061	1,741,841

UNITED STATES — 48.2%

Consumer Discretionary — 4.1%
Aptiv *	14,047	1,473,390

Consumer Staples — 0.9%
Beyond Meat *	10,489	335,543

Industrials — 19.2%
Rockwell Automation	6,474	1,652,683
Schneider Electric	10,041	1,385,447
Trane Technologies	12,464	1,832,083

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL ENVIRONMENT FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Industrials (continued)
Waste Management	12,110	$1,992,822

		6,863,035

Information Technology — 19.4%
Analog Devices	7,679	1,320,481
ANSYS *	6,539	1,824,315
Autodesk *	8,434	1,824,443
TE Connectivity	14,694	1,965,029

		6,934,268

Utilities — 4.6%
NextEra Energy	19,415	1,640,373

		17,246,609

Total Common Stock (Cost $36,428,073)		35,023,009

Total Investments — 97.9% (Cost $36,428,073)		$35,023,009

Percentages are based on Net Assets of $35,769,553.

*	Non-income producing security.

Cl — Class

The following is a summary of the level of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$1,485,544	$—	$1,485,544
China	—	6,281,582	—	6,281,582
Denmark	—	4,158,336	—	4,158,336
Germany	—	1,211,531	—	1,211,531
Spain	—	1,424,049	—	1,424,049
Taiwan	—	1,473,517	—	1,473,517
United Kingdom	—	1,741,841	—	1,741,841
United States	15,861,162	1,385,447	—	17,246,609

Total Investments in Securities	$15,861,162	$19,161,847	$—	$35,023,009

Amounts designated as “—“ are $0.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL ENVIRONMENT FUND JULY 31, 2022 (Unaudited)

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

INV-QH-001-1000